Related Party Transactions (Details) $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($) property	Dec. 31, 2014 USD ($)	Jun. 30, 2016	Feb. 28, 2013 property
Pacific Healthcare IPA
Related Party Transaction [Line Items]
Ownership percentage	50.00%		50.00%
Property Subject to Operating Lease | 6th & Pine Development, LLC
Related Party Transaction [Line Items]
Number of properties | property	2			2
Provider Agreement with Pacific Healthcare IPA | Pacific Healthcare IPA
Related Party Transaction [Line Items]
Payments under provider agreement | $	$ 1	$ 1